Commitments and Contingencies - Additional Information - Shuttle Tankers (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Jun. 30, 2015 tanker	Sep. 30, 2015 USD ($) vessel	Nov. 30, 2017 vessel	Oct. 31, 2017 vessel	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Aggregate principal amount					$ 3,122,901	$ 3,237,703
Subsequent Event
Loss Contingencies [Line Items]
Number of vessels | vessel				2
Construction of New Shuttle Tanker
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor	15 years
Number of vessels	3	1
Estimated cost of project		$ 370,000
Payments made towards commitments					137,100
Payments due in the remainder of 2017					162,300
Payments due in the year 2018					70,400
Undrawn borrowings					154,100
Construction of New Shuttle Tanker | Long-term Debt
Loss Contingencies [Line Items]
Aggregate principal amount					$ 250,000
Construction of New Shuttle Tanker | Newbuildings
Loss Contingencies [Line Items]
Number of vessels | vessel		3
Construction of New Shuttle Tanker | Newbuildings | Subsequent Event
Loss Contingencies [Line Items]
Number of vessels | vessel			3	2